UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
REVENUE	$ 13,206,717	$ 12,363,429	$ 27,791,190	$ 24,713,206	$ 53,376,874	$ 50,347,652
COST OF GOODS SOLD	12,439,469	11,416,595	25,690,316	22,809,295	49,027,305	44,390,695
GROSS PROFIT	767,248	946,834	2,100,874	1,903,911	4,349,569	5,956,957
OPERATING EXPENSES
General and administrative expenses	1,390,525	2,000,151	2,808,663	4,089,165	19,642,005	10,183,025
Salaries and wages	1,454,862	1,077,672	2,713,041	2,027,123	4,719,768	2,429,021
Sales and marketing expenses	110,813	318,061	284,443	785,324	1,204,636	630,057
Depreciation and amortization expense	313,074	127,415	632,861	229,936	614,377	188,890
TOTAL OPERATING EXPENSES	3,269,274	3,523,299	6,439,008	7,131,548	26,180,786	13,430,993
LOSS FROM OPERATIONS	(2,502,026)	(2,576,465)	(4,338,134)	(5,227,637)	(21,831,217)	(7,474,036)
OTHER INCOME (EXPENSE)
Other expense, net	(29,305)	(34,477)	162,519	(28,734)	(65,867)	(2,424,649)
Interest expense	(342,446)	(244,135)	(511,118)	(378,508)	(866,476)	(2,345,410)
Interest income	102,030	261,269	207,795	444,685	662,859	236,349
Non-cash interest expense					0	(1,619,838)
Gain on equity investments, net	335	2,676	2,090	3,969	4,584	1,676
Gain on extinguishment of debt	0	2,257	0	1,910,770	1,910,967	1,004,124
Change in fair value of derivative liability	0	0	0	3,384	3,384	(20,257)
Bargain purchase gain	0	1,633,842	0	1,633,842	1,440,249	0
Foreign currency transaction, net	180,701	66,674	19,447	262,709	198,863	(413,279)
TOTAL OTHER INCOME (EXPENSE), NET	(88,685)	1,688,106	(119,267)	3,852,117	3,288,563	(5,581,284)
LOSS BEFORE INCOME TAXES	(2,590,711)	(888,359)	(4,457,401)	(1,375,520)	(18,542,654)	(13,055,320)
INCOME TAX EXPENSE	0	(93,171)	0	(65,873)	0	775,051
NET LOSS	(2,590,711)	(981,530)	(4,457,401)	(1,441,393)	(18,542,654)	(13,830,371)
Deemed dividend on issuance of warrants					0	(32,004,730)
Deemed dividend on downround of warrants					(22,695)	(8,480,379)
Deemed dividend on warrant exchange					(7,218,485)	(1,067,876)
Deemed dividend on downround of preferred stock					0	(8,189,515)
Deemed dividend on preferred stock					0	(372,414)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(2,590,711)	(981,530)	(4,457,401)	(1,441,393)	(25,783,834)	(63,945,285)
Foreign currency translation adjustment, net	(176,591)	83,188	(775,867)	419,651	712,791	(981,014)
TOTAL COMPREHENSIVE LOSS	$ (2,767,302)	$ (898,342)	$ (5,233,268)	$ (1,021,742)	$ (25,071,043)	$ (64,926,299)
BASIC NET LOSS PER SHARE	$ (0.15)	$ (0.09)	$ (0.26)	$ (0.13)	$ (2.15)	$ (33.16)
DILUTED NET LOSS PER SHARE	$ (0.15)	$ (0.09)	$ (0.26)	$ (0.13)	$ (2.15)	$ (33.16)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	17,834,023	10,819,645	17,025,203	10,718,010	11,968,665	1,928,172
Diluted	17,834,023	10,819,645	17,025,203	10,718,010	11,968,665	1,928,172